TAXES ON INCOME (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Beginning balance	$ 6,216	$ 4,868	$ 1,709
Increases related to prior years’ tax positions	10		175
Increase related to current years’ tax positions	317	1,635	2,984
Decrease related to prior years’ tax positions		(287)
Ending balance	$ 6,543	$ 6,216	$ 4,868